Discontinued Operations, Accounting Policies of Discontinued Operations (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Securities [Abstract]
Net unrealized gain (loss) on equity securities	$ 100,000	$ (100,000)
Deferred Policy Acquisition Costs [Roll Forward]
DAC asset at beginning of period	2,279,000	0
Deferred expenses	3,068,000	5,097,000
Amortized expenses	(4,354,000)	(2,818,000)
DAC asset at end of period	993,000	2,279,000
Investment Income Due and Accrued [Abstract]
Investment income on fixed maturity securities in default and delinquent	0
Insurance Company Assessments [Abstract]
Premium based assessments	300,000	0
Reinsurance [Abstract]
Uncollectible amounts from reinsurers	0
Income Tax Policy [Abstract]
Decrease in deferred income taxes	(400,000)
Income tax benefit	(420,000)	0
Maximum [Member]
Premiums Receivable [Abstract]
Allowance for doubtful accounts	$ 30,000	$ 30,000